Note 4 - Related Party Transactions	3 Months Ended
Mar. 13, 2012
Notes
Note 4 - Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

On February 29, 2012, the Company received a cash advance of $330 (€250) from Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.).  This advance is due on demand.  The advance has subsequently been repaid.